Business combinations (Details 8)	Apr. 16, 2021	Mar. 25, 2021	Mar. 13, 2021	Jan. 21, 2021	Jul. 20, 2020
Brand names [member]
IfrsStatementLineItems [Line Items]
Valuation technique					Relief from royalty This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.